3. Critical estimates and judgments in applying the Company's accounting policies	12 Months Ended
Dec. 31, 2020
Estimates And Areas Where Judgment Is Significant In The Application Of The Company'S Accounting Policies [Abstract]
Critical estimates and judgments in applying the Company's accounting policies

3.       Critical estimates and judgments in applying the Company’s accounting policies

Accounting estimates and judgments are continuously assessed. They are based on the Company's historical experience and on other factors, such as expectations of future events, considering the circumstances present in the base date of the financial statements.

By definition, resulting accounting estimates are seldom equal to the respective actual incomes. The estimates and assumptions that present a significant risk, with the probability of causing a material adjustment to the book values of assets and liabilities for the fiscal period, are covered below.

(a)       Impairment loss on non-financial assets

Impairment losses occur when book value of an asset or cash generating unit exceeds its recoverable value, which is the highest of fair value less selling costs and value in use. The calculation of fair value less selling costs is based on information available on similar assets’ selling transactions or market prices less additional costs to dispose of the asset.

The main non-financial assets for which this assessment was made are goodwill recorded by the Company (note 14) and its tangible assets.

(b)       (Current and deferred) income tax and social contribution

Income tax and social contribution (current and deferred) are calculated according to interpretations of current legislation and IAS 12. This process typically involves complex estimates to determine taxable income and temporary differences. In particular, the deferred assets on tax losses, negative basis of social contribution and temporary differences are recognized to extent that it is probable that future taxable income is available and can be used. The measurement of the recoverability of deferred income tax on tax losses, negative basis of social contribution and temporary differences takes the history of taxable income into account, as well as the estimate of future taxable income (note 10).

(c)       Provision for legal and administrative proceedings

The legal and administrative proceedings are analyzed by the Management along with its legal advisors (internal and external). The Company considers factors in its analysis such as hierarchy of laws, precedents available, recent court judgments, their relevance in the legal system and payment history. These assessments involve Management’s judgment (note 23).

(d)       Fair value of derivatives and other financial instruments

The financial instruments presented in the balance sheet at fair value are measured using valuation techniques that consider observable data or observable data derived from market (note 36).

(e)       Unbilled revenues

Since some cut dates for billing occur at intermediate dates within the months of the year, as the end of each month there are revenues earned by the Company, but not actually invoiced to its customers. These unbilled revenues are recorded based on estimate that takes into consideration historical consumption data, number of days elapsed since the last billing date, among others (note 26).

(f)       Leases

The new standard establishes the principles for the recognition, measurement, reporting and disclosure of leases, and requires the recognition by lessees of assets and liabilities arising from lease agreements, except for short-term contracts, that is, with a term of 12 months or less, or contracts in which the value of the underlying assets is low. The Company decided to adopt IFRS16 retrospectively, while the cumulative effect of the initial application is recognized on the date of initial application, that is, January 1, 2019 in total amount of R$5.256.114. Additionally, the Company decided to take practical steps in its initial adoption of the standard, such as: (i) non-revaluation of financial lease agreements previously recognized according to IAS 17 upon initial measurement of financial lease liabilities, according to the new accounting pronouncement, and IFRIC 4; (ii) exclusion of lease agreements expiring in the next 12 months and unlikely to be renewed by the Company and the exclusion of leasing contracts considered of low value; (iii) non-application of this new standard to agreements not previously identified as leases, using IAS 17 and IFRIC 4; and (iv) application of a single discount rate to the leasing portfolio with reasonably similar characteristics (such as leasing with a similar remaining leasing period for a similar class of underlying assets in a similar economic setting).

The Company has a significant number of the lease contracts in which it acts a lessee, and certain judgments were exercised by Company´s management in measuring lease liabilities and right-of-use assets, such as: (i) estimate of the lease term, considering non-cancellable period and the period covered by options to extend the contract term, when the exercise depends only from the Company, and this exercise is reasonably certain; (ii) using certain assumptions to calculate the discount rate.

The Company is not able to readily determine the interest rate implicit on the lease and, therefore, considers its incremental rate on loans to measure lease liabilities. Incremental rate on the lessee´s borrowing is the interest rate that the lessee would have to pay when borrowing, for a similar term and with a similar guarantee, the resources necessary to obtain the asset with a value similar to the right of use asset in a similar economic environment. Thus, this assessment of lease, considering non-cancellable period and the period covered by options to extend the contract term. The Company estimates the incremental rate using observable data (such as market interest rates) when available and considers aspects that are specific to the Company (such as the cost of debt) in this estimate.